FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 102.9%
	COMMUNICATIONS — 11.8%
13,411	Alphabet, Inc. - Class A1	$3,260,214
10,924	Alphabet, Inc. - Class C1	2,660,540
20,801	AT&T, Inc.[1]	587,420
147	Booking Holdings, Inc.	793,693
8,761	Comcast Corp. - Class A1	275,271
5,003	Meta Platforms, Inc. - Class A1	3,674,103
981	Netflix, Inc.*,1	1,176,141
7,767	Uber Technologies, Inc.*,1	760,933
12,203	Verizon Communications, Inc.[1]	536,322
4,157	Walt Disney Co.[1]	475,976
		14,200,613
	CONSUMER DISCRETIONARY — 9.8%
22,757	Amazon.com, Inc.*,1	4,996,755
2,415	Home Depot, Inc.[1]	978,534
1,380	Lowe's Cos., Inc.[1]	346,808
3,193	McDonald's Corp.[1]	970,321
10,436	NIKE, Inc. - Class B1	727,702
5,050	Starbucks Corp.[1]	427,230
6,695	Tesla, Inc.*,1	2,977,400
2,743	TJX Cos., Inc.[1]	396,473
		11,821,223
	CONSUMER STAPLES — 5.2%
5,340	Altria Group, Inc.[1]	352,760
12,215	Coca-Cola Co.[1]	810,099
2,344	Colgate-Palmolive Co.[1]	187,379
1,091	Costco Wholesale Corp.[1]	1,009,862
4,213	Mondelez International, Inc. - Class A1	263,186
4,323	PepsiCo, Inc.[1]	607,122
4,898	Philip Morris International, Inc.[1]	794,456
6,756	Procter & Gamble Co.[1]	1,038,060
1,134	Target Corp.[1]	101,720
10,688	Walmart, Inc.[1]	1,101,505
		6,266,149
	ENERGY — 3.0%
6,785	Chevron Corp.[1]	1,053,643
5,251	ConocoPhillips[1]	496,692
17,842	Exxon Mobil Corp.[1]	2,011,685
		3,562,020
	FINANCIALS — 13.6%
1,767	American Express Co.[1]	586,927

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
17,478	Bank of America Corp.[1]	$901,690
5,821	Berkshire Hathaway, Inc. - Class B*,1	2,926,450
462	BlackRock, Inc.[1]	538,632
4,747	Charles Schwab Corp.[1]	453,196
5,599	Chubb Ltd.[1,2]	1,580,318
4,952	Citigroup, Inc.[1]	502,628
997	Goldman Sachs Group, Inc.[1]	793,961
7,371	JPMorgan Chase & Co.[1]	2,325,035
2,603	Mastercard, Inc. - Class A1	1,480,612
8,687	MetLife, Inc.[1]	715,548
3,939	Morgan Stanley[1]	626,143
3,184	PayPal Holdings, Inc.*,1	213,519
4,085	U.S. Bancorp[1]	197,428
5,488	Visa, Inc. - Class A1	1,873,493
8,717	Wells Fargo & Co.[1]	730,659
		16,446,239
	HEALTH CARE — 9.1%
7,366	Abbott Laboratories[1]	986,602
4,713	AbbVie, Inc.[1]	1,091,248
1,433	Amgen, Inc.[1]	404,392
5,409	Bristol-Myers Squibb Co.[1]	243,946
5,344	CVS Health Corp.[1]	402,884
1,714	Danaher Corp.[1]	339,818
985	Elevance Health, Inc.[1]	318,273
2,101	Eli Lilly & Co.[1]	1,603,063
3,324	Gilead Sciences, Inc.[1]	368,964
1,512	Intuitive Surgical, Inc.*,1	676,212
6,421	Johnson & Johnson[1]	1,190,582
5,446	Medtronic PLC[1,2]	518,677
6,746	Merck & Co., Inc.[1]	566,192
15,112	Pfizer, Inc.[1]	385,054
1,020	Thermo Fisher Scientific, Inc.[1]	494,720
3,908	UnitedHealth Group, Inc.[1]	1,349,432
		10,940,059
	INDUSTRIALS — 8.4%
2,627	3M Co.[1]	407,658
3,606	Boeing Co.*,1	778,283
2,329	Caterpillar, Inc.[1]	1,111,282
1,228	Deere & Co.[1]	561,515
1,906	Eaton Corp. PLC[1,2]	713,321
2,750	Emerson Electric Co.[1]	360,745

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
829	FedEx Corp.[1]	$195,487
5,220	General Electric Co. DBA GE Aerospace[1]	1,570,280
3,136	Honeywell International, Inc.[1]	660,128
1,017	Lockheed Martin Corp.[1]	507,697
6,421	RTX Corp.[1]	1,074,426
2,236	Union Pacific Corp.[1]	528,523
2,698	United Parcel Service, Inc. - Class B1	225,364
6,271	Waste Management, Inc.[1]	1,384,825
		10,079,534
	MATERIALS — 2.0%
5,001	Linde PLC[1,2]	2,375,475

	REAL ESTATE — 1.6%
10,146	American Tower Corp., REIT[1]	1,951,279

	TECHNOLOGY — 36.1%
2,042	Accenture PLC[1,2]	503,557
1,438	Adobe, Inc.*,1	507,255
4,895	Advanced Micro Devices, Inc.*,1	791,962
32,818	Apple, Inc.[1]	8,356,447
2,486	Applied Materials, Inc.[1]	508,984
14,086	Broadcom, Inc.[1]	4,647,112
35,346	Cisco Systems, Inc.[1]	2,418,373
13,007	Intel Corp.[1]	436,385
3,022	International Business Machines Corp.[1]	852,688
916	Intuit, Inc.[1]	625,546
16,141	Microsoft Corp.[1]	8,360,231
53,257	NVIDIA Corp.[1]	9,936,691
5,252	Oracle Corp.[1]	1,477,073
6,698	Palantir Technologies, Inc. - Class A*,1	1,221,849
3,351	QUALCOMM, Inc.[1]	557,472
1,009	S&P Global, Inc.[1]	491,090
3,123	Salesforce, Inc.[1]	740,151
673	ServiceNow, Inc.*,1	619,348
2,751	Texas Instruments, Inc.[1]	505,441
		43,557,655
	UTILITIES — 2.3%
6,052	Duke Energy Corp.[1]	748,935
16,111	NextEra Energy, Inc.[1]	1,216,219
8,584	Southern Co.[1]	813,506
		2,778,660

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
	TOTAL COMMON STOCKS
	(Cost $116,311,099)	$123,978,906

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 13.0%
	CALL OPTIONS — 8.8%
	S&P 500 Index
86	Exercise Price: $6,000.01, Notional Amount: $51,600,086, Expiration Date: April 23, 2027*	10,602,442
	TOTAL CALL OPTIONS
	(Cost $4,205,486)	10,602,442
	PUT OPTIONS — 4.2%
	iShares Core S&P 500 Index ETF
19	Exercise Price: $552.52, Notional Amount: $1,049,788, Expiration Date: April 23, 2027*	36,666
	S&P 500 Index
86	Exercise Price: $5,000.01, Notional Amount: $43,000,086, Expiration Date: April 23, 2027*	1,108,610
206	Exercise Price: $5,525.21, Notional Amount: $113,819,326, Expiration Date: April 23, 2027*	3,967,659
	TOTAL PUT OPTIONS
	(Cost $12,182,869)	5,112,935
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $16,388,355)	15,715,377

Number of Shares
	SHORT-TERM INVESTMENTS — 1.8%
2,169,071	UMB Bank, Money Market Special II Deposit Investment, 3.94%[3]	2,169,071
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,169,071)	2,169,071
	TOTAL INVESTMENTS — 117.7%
	(Cost $134,868,525)	141,863,354
	Liabilities in Excess of Other Assets — (17.7)%	(21,370,698)
	TOTAL NET ASSETS — 100.0%	$120,492,656

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (16.9)%
	CALL OPTIONS — (15.0)%
	3M Co.
(8)	Exercise Price: $152.50, Notional Amount: $(122,000), Expiration Date: October 3, 2025*	$(3,040)
	Abbott Laboratories
(22)	Exercise Price: $134.00, Notional Amount: $(294,800), Expiration Date: October 3, 2025*	(2,354)
	AbbVie, Inc.
(14)	Exercise Price: $220.00, Notional Amount: $(308,000), Expiration Date: October 3, 2025*	(16,800)
	Accenture PLC
(6)	Exercise Price: $240.00, Notional Amount: $(144,000), Expiration Date: October 3, 2025*	(4,590)
	Adobe, Inc.
(4)	Exercise Price: $360.00, Notional Amount: $(144,000), Expiration Date: October 3, 2025*	(790)
	Advanced Micro Devices, Inc.
(14)	Exercise Price: $160.00, Notional Amount: $(224,000), Expiration Date: October 3, 2025*	(5,530)
	Alphabet, Inc. - Class A
(40)	Exercise Price: $247.50, Notional Amount: $(990,000), Expiration Date: October 3, 2025*	(5,380)
	Alphabet, Inc. - Class C
(32)	Exercise Price: $247.50, Notional Amount: $(792,000), Expiration Date: October 3, 2025*	(4,656)
	Altria Group, Inc.
(16)	Exercise Price: $66.00, Notional Amount: $(105,600), Expiration Date: October 3, 2025*	(864)
	Amazon.com, Inc.
(67)	Exercise Price: $220.00, Notional Amount: $(1,474,000), Expiration Date: October 3, 2025*	(16,214)
	American Express Co.
(5)	Exercise Price: $342.50, Notional Amount: $(171,250), Expiration Date: October 3, 2025*	(313)
	Amgen, Inc.
(4)	Exercise Price: $272.50, Notional Amount: $(109,000), Expiration Date: October 3, 2025*	(4,210)
	Apple, Inc.
(97)	Exercise Price: $255.00, Notional Amount: $(2,473,500), Expiration Date: October 3, 2025*	(19,885)
	Applied Materials, Inc.
(7)	Exercise Price: $205.00, Notional Amount: $(143,500), Expiration Date: October 3, 2025*	(2,062)
	AT&T, Inc.
(61)	Exercise Price: $28.50, Notional Amount: $(173,850), Expiration Date: October 3, 2025*	(671)

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Bank of America Corp.
(52)	Exercise Price: $52.00, Notional Amount: $(270,400), Expiration Date: October 3, 2025*	$(1,612)
	Berkshire Hathaway, Inc. - Class B
(17)	Exercise Price: $500.00, Notional Amount: $(850,000), Expiration Date: October 3, 2025*	(7,522)
	BlackRock, Inc.
(1)	Exercise Price: $1,160.00, Notional Amount: $(116,000), Expiration Date: October 3, 2025*	(1,385)
	Boeing Co.
(11)	Exercise Price: $222.50, Notional Amount: $(244,750), Expiration Date: October 3, 2025*	(770)
	Bristol-Myers Squibb Co.
(16)	Exercise Price: $44.00, Notional Amount: $(70,400), Expiration Date: October 3, 2025*	(2,136)
	Broadcom, Inc.
(42)	Exercise Price: $335.00, Notional Amount: $(1,407,000), Expiration Date: October 3, 2025*	(12,579)
	Caterpillar, Inc.
(7)	Exercise Price: $465.00, Notional Amount: $(325,500), Expiration Date: October 3, 2025*	(9,275)
	Charles Schwab Corp.
(14)	Exercise Price: $96.00, Notional Amount: $(134,400), Expiration Date: October 3, 2025*	(1,134)
	Chevron Corp.
(20)	Exercise Price: $160.00, Notional Amount: $(320,000), Expiration Date: October 3, 2025*	(330)
	Cisco Systems, Inc.
(104)	Exercise Price: $68.00, Notional Amount: $(707,200), Expiration Date: October 3, 2025*	(8,164)
	Citigroup, Inc.
(15)	Exercise Price: $104.00, Notional Amount: $(156,000), Expiration Date: October 3, 2025*	(480)
	Coca-Cola Co.
(36)	Exercise Price: $66.00, Notional Amount: $(237,600), Expiration Date: October 3, 2025*	(2,268)
	Colgate-Palmolive Co.
(7)	Exercise Price: $79.00, Notional Amount: $(55,300), Expiration Date: October 3, 2025*	(910)
	Comcast Corp. - Class A
(26)	Exercise Price: $31.50, Notional Amount: $(81,900), Expiration Date: October 3, 2025*	(442)
	ConocoPhillips

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(16)	Exercise Price: $98.00, Notional Amount: $(156,800), Expiration Date: October 3, 2025*	$(272)
	Costco Wholesale Corp.
(3)	Exercise Price: $920.00, Notional Amount: $(276,000), Expiration Date: October 3, 2025*	(3,255)
	CVS Health Corp.
(16)	Exercise Price: $76.00, Notional Amount: $(121,600), Expiration Date: October 3, 2025*	(2,120)
	Danaher Corp.
(5)	Exercise Price: $185.00, Notional Amount: $(92,500), Expiration Date: October 3, 2025*	(6,725)
	Deere & Co.
(4)	Exercise Price: $465.00, Notional Amount: $(186,000), Expiration Date: October 3, 2025*	(598)
	Eaton Corp. PLC
(6)	Exercise Price: $365.00, Notional Amount: $(219,000), Expiration Date: October 3, 2025*	(6,510)
	Eli Lilly & Co.
(6)	Exercise Price: $725.00, Notional Amount: $(435,000), Expiration Date: October 3, 2025*	(23,685)
	Emerson Electric Co.
(8)	Exercise Price: $129.00, Notional Amount: $(103,200), Expiration Date: October 3, 2025*	(2,220)
	Exxon Mobil Corp.
(53)	Exercise Price: $117.00, Notional Amount: $(620,100), Expiration Date: October 3, 2025*	(610)
	FedEx Corp.
(2)	Exercise Price: $237.50, Notional Amount: $(47,500), Expiration Date: October 3, 2025*	(373)
	General Electric Co. DBA GE Aerospace
(15)	Exercise Price: $295.00, Notional Amount: $(442,500), Expiration Date: October 3, 2025*	(10,650)
	Gilead Sciences, Inc.
(10)	Exercise Price: $112.00, Notional Amount: $(112,000), Expiration Date: October 3, 2025*	(910)
	Goldman Sachs Group, Inc.
(3)	Exercise Price: $802.50, Notional Amount: $(240,750), Expiration Date: October 3, 2025*	(1,845)
	Home Depot, Inc.
(7)	Exercise Price: $410.00, Notional Amount: $(287,000), Expiration Date: October 3, 2025*	(952)
	Honeywell International, Inc.
(9)	Exercise Price: $207.50, Notional Amount: $(186,750), Expiration Date: October 3, 2025*	(3,555)

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Intel Corp.
(38)	Exercise Price: $35.50, Notional Amount: $(134,900), Expiration Date: October 3, 2025*	$(1,235)
	International Business Machines Corp.
(9)	Exercise Price: $287.50, Notional Amount: $(258,750), Expiration Date: October 3, 2025*	(1,490)
	Intuit, Inc.
(3)	Exercise Price: $700.00, Notional Amount: $(210,000), Expiration Date: October 3, 2025*	(510)
	Intuitive Surgical, Inc.
(4)	Exercise Price: $440.00, Notional Amount: $(176,000), Expiration Date: October 3, 2025*	(3,940)
	Johnson & Johnson
(19)	Exercise Price: $180.00, Notional Amount: $(342,000), Expiration Date: October 3, 2025*	(10,830)
	JPMorgan Chase & Co.
(22)	Exercise Price: $317.50, Notional Amount: $(698,500), Expiration Date: October 3, 2025*	(3,938)
	Lockheed Martin Corp.
(3)	Exercise Price: $490.00, Notional Amount: $(147,000), Expiration Date: October 3, 2025*	(3,345)
	Lowe's Cos., Inc.
(4)	Exercise Price: $257.50, Notional Amount: $(103,000), Expiration Date: October 3, 2025*	(94)
	Mastercard, Inc. - Class A
(8)	Exercise Price: $565.00, Notional Amount: $(452,000), Expiration Date: October 3, 2025*	(5,920)
	McDonald's Corp.
(9)	Exercise Price: $305.00, Notional Amount: $(274,500), Expiration Date: October 3, 2025*	(1,431)
	Medtronic PLC
(16)	Exercise Price: $95.00, Notional Amount: $(152,000), Expiration Date: October 3, 2025*	(1,464)
	Merck & Co., Inc.
(20)	Exercise Price: $78.00, Notional Amount: $(156,000), Expiration Date: October 3, 2025*	(12,050)
	Meta Platforms, Inc. - Class A
(15)	Exercise Price: $740.00, Notional Amount: $(1,110,000), Expiration Date: October 3, 2025*	(8,925)
	Microsoft Corp.
(48)	Exercise Price: $512.50, Notional Amount: $(2,460,000), Expiration Date: October 3, 2025*	(37,080)
	Mondelez International, Inc. - Class A

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(12)	Exercise Price: $64.00, Notional Amount: $(76,800), Expiration Date: October 3, 2025*	$(150)
	Morgan Stanley
(12)	Exercise Price: $160.00, Notional Amount: $(192,000), Expiration Date: October 3, 2025*	(1,494)
	Netflix, Inc.
(3)	Exercise Price: $1,210.00, Notional Amount: $(363,000), Expiration Date: October 3, 2025*	(2,520)
	NextEra Energy, Inc.
(48)	Exercise Price: $76.00, Notional Amount: $(364,800), Expiration Date: October 3, 2025*	(2,664)
	NIKE, Inc. - Class B
(31)	Exercise Price: $69.00, Notional Amount: $(213,900), Expiration Date: October 3, 2025*	(10,927)
	NVIDIA Corp.
(157)	Exercise Price: $177.50, Notional Amount: $(2,786,750), Expiration Date: October 3, 2025*	(151,897)
	Oracle Corp.
(16)	Exercise Price: $282.50, Notional Amount: $(452,000), Expiration Date: October 3, 2025*	(7,280)
	Palantir Technologies, Inc. - Class A
(20)	Exercise Price: $177.50, Notional Amount: $(355,000), Expiration Date: October 3, 2025*	(13,450)
	PayPal Holdings, Inc.
(9)	Exercise Price: $68.00, Notional Amount: $(61,200), Expiration Date: October 3, 2025*	(504)
	PepsiCo, Inc.
(13)	Exercise Price: $140.00, Notional Amount: $(182,000), Expiration Date: October 3, 2025*	(1,911)
	Pfizer, Inc.
(45)	Exercise Price: $23.50, Notional Amount: $(105,750), Expiration Date: October 3, 2025*	(9,022)
	Philip Morris International, Inc.
(14)	Exercise Price: $165.00, Notional Amount: $(231,000), Expiration Date: October 3, 2025*	(560)
	Procter & Gamble Co.
(20)	Exercise Price: $152.50, Notional Amount: $(305,000), Expiration Date: October 3, 2025*	(3,770)
	QUALCOMM, Inc.
(10)	Exercise Price: $170.00, Notional Amount: $(170,000), Expiration Date: October 3, 2025*	(640)
	RTX Corp.
(19)	Exercise Price: $162.50, Notional Amount: $(308,750), Expiration Date: October 3, 2025*	(11,400)

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	S&P 500 Index
(86)	Exercise Price: $5,000.01, Notional Amount: $(43,000,086), Expiration Date: April 23, 2027*	$(17,483,576)
	S&P Global, Inc.
(3)	Exercise Price: $490.00, Notional Amount: $(147,000), Expiration Date: October 3, 2025*	(510)
	Salesforce, Inc.
(9)	Exercise Price: $245.00, Notional Amount: $(220,500), Expiration Date: October 3, 2025*	(734)
	ServiceNow, Inc.
(2)	Exercise Price: $937.50, Notional Amount: $(187,500), Expiration Date: October 3, 2025*	(1,200)
	Southern Co.
(25)	Exercise Price: $94.00, Notional Amount: $(235,000), Expiration Date: October 3, 2025*	(2,813)
	Starbucks Corp.
(15)	Exercise Price: $83.00, Notional Amount: $(124,500), Expiration Date: October 3, 2025*	(3,158)
	Target Corp.
(3)	Exercise Price: $88.00, Notional Amount: $(26,400), Expiration Date: October 3, 2025*	(696)
	Tesla, Inc.
(20)	Exercise Price: $437.50, Notional Amount: $(875,000), Expiration Date: October 3, 2025*	(29,700)
	Texas Instruments, Inc.
(8)	Exercise Price: $185.00, Notional Amount: $(148,000), Expiration Date: October 3, 2025*	(1,344)
	Thermo Fisher Scientific, Inc.
(3)	Exercise Price: $465.00, Notional Amount: $(139,500), Expiration Date: October 3, 2025*	(6,300)
	TJX Cos., Inc.
(8)	Exercise Price: $143.00, Notional Amount: $(114,400), Expiration Date: October 3, 2025*	(1,660)
	U.S. Bancorp
(12)	Exercise Price: $49.50, Notional Amount: $(59,400), Expiration Date: October 3, 2025*	(102)
	Uber Technologies, Inc.
(23)	Exercise Price: $98.00, Notional Amount: $(225,400), Expiration Date: October 3, 2025*	(3,185)
	Union Pacific Corp.
(7)	Exercise Price: $235.00, Notional Amount: $(164,500), Expiration Date: October 3, 2025*	(1,575)
	United Parcel Service, Inc. - Class B

FT Vest Total Return Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(8)	Exercise Price: $84.00, Notional Amount: $(67,200), Expiration Date: October 3, 2025*	$(536)
	UnitedHealth Group, Inc.
(12)	Exercise Price: $345.00, Notional Amount: $(414,000), Expiration Date: October 3, 2025*	(6,210)
	Verizon Communications, Inc.
(36)	Exercise Price: $43.50, Notional Amount: $(156,600), Expiration Date: October 3, 2025*	(2,016)
	Visa, Inc. - Class A
(16)	Exercise Price: $337.50, Notional Amount: $(540,000), Expiration Date: October 3, 2025*	(8,640)
	Walmart, Inc.
(32)	Exercise Price: $103.00, Notional Amount: $(329,600), Expiration Date: October 3, 2025*	(2,912)
	Walt Disney Co.
(12)	Exercise Price: $113.00, Notional Amount: $(135,600), Expiration Date: October 3, 2025*	(2,502)
	Wells Fargo & Co.
(26)	Exercise Price: $85.00, Notional Amount: $(221,000), Expiration Date: October 3, 2025*	(1,053)
	TOTAL CALL OPTIONS
	(Proceeds $9,707,476)	(18,071,509)
	PUT OPTIONS — (1.9)%
	S&P 500 Index
(86)	Exercise Price: $6,000.01, Notional Amount: $(51,600,086), Expiration Date: April 23, 2027*	(2,333,884)
	TOTAL PUT OPTIONS
	(Proceeds $5,538,160)	(2,333,884)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $15,245,636)	$(20,405,393)

ETF — Exchange-Traded Fund
PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $14,796,010, which represents 12.28% of the total net assets of the Fund.
[2] Foreign security denominated in U.S. Dollars.
[3] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B1

PORTFOLIO COMPOSITION

As of September 30, 2025 (Unaudited)

Country of Investment*	Value	Percent of Total Net Assets
Ireland	$4,111,030	3.4%
Switzerland	1,580,318	1.3%
United States	136,172,006	113.0%
Total Investments	141,863,354	117.7%
Liabilities in Excess of Other Assets	(21,370,698)	(17.7)%
Total Net Assets	$120,492,656	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B1

SUMMARY OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.8%
Consumer Discretionary	9.8%
Consumer Staples	5.2%
Energy	3.0%
Financials	13.6%
Health Care	9.1%
Industrials	8.4%
Materials	2.0%
Real Estate	1.6%
Technology	36.1%
Utilities	2.3%
Total Common Stocks	102.9%
Purchased Options Contracts	13.0%
Short-Term Investments	1.8%
Total Investments	117.7%
Liabilities in Excess of Other Assets	(17.7)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B1

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Total Return Income Fund – Series B1

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2025 (Unaudited)

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$123,978,906	$-	$-	$123,978,906
Short-Term Investments	2,169,071	-	-	2,169,071
Total Investments	126,147,977	-	-	126,147,977
Purchased Options Contracts	-	15,715,377	-	15,715,377
Total Investments and Options	$126,147,977	$15,715,377	$-	$141,863,354

Liabilities
Written Options Contracts	$587,932	$19,817,461	$-	$20,405,393
Total Written Options Contracts	$587,932	$19,817,461	$-	$20,405,393

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.